Congress Mid Cap Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Aerospace & Defense - 6.4%
Curtiss-Wright Corp.	62,700	$30,736,794
HEICO Corp.	50,000	16,340,000
		47,076,794

Biotechnology - 2.2%
Halozyme Therapeutics, Inc. (a)	267,925	16,067,462

Broadline Retail - 4.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	221,927	30,321,886

Capital Markets - 8.7%
Houlihan Lokey, Inc.	91,900	17,521,654
MarketAxess Holdings, Inc.	60,000	12,330,000
Raymond James Financial, Inc.	200,350	33,484,496
		63,336,150

Construction & Engineering - 5.1%
EMCOR Group, Inc.	58,800	36,896,412

Consumer Staples Distribution & Retail - 6.8%
Casey's General Stores, Inc.	58,460	30,406,800
Sprouts Farmers Market, Inc. (a)	127,286	19,288,920
		49,695,720

Containers & Packaging - 2.3%
AptarGroup, Inc.	106,055	16,665,483

Diversified Consumer Services - 1.7%
Stride, Inc. (a)	97,056	12,445,491

Electrical Equipment - 2.6%
nVent Electric PLC	243,571	19,100,838

Health Care Equipment & Supplies - 8.4%
Cooper Cos., Inc. (a)	247,500	17,495,775
Dexcom, Inc. (a)	232,650	18,791,140
Penumbra, Inc. (a)	99,929	25,209,089
		61,496,004

Health Care Providers & Services - 2.1%
Encompass Health Corp.	142,300	15,668,653

Hotels, Restaurants & Leisure - 4.4%
Cava Group, Inc. (a)	169,000	14,873,690
Texas Roadhouse, Inc.	92,850	17,189,321
		32,063,011

Household Durables - 2.6%
Garmin Ltd.	86,100	18,835,236

Insurance - 2.3%
Brown & Brown, Inc.	184,500	16,857,765

Interactive Media & Services - 2.8%
Pinterest, Inc. - Class A (a)	524,000	20,226,400

IT Services - 3.2%
Cloudflare, Inc. - Class A (a)	109,000	22,637,120
GoDaddy, Inc. - Class A (a)	6,725	1,086,625
		23,723,745

Machinery - 4.4%
Crane Co.	163,120	31,934,002

Media - 1.9%
Trade Desk, Inc. - Class A (a)	156,500	13,609,240

Offices of Other Holding Companies - 1.5%
Viking Holdings Ltd. (a)	190,500	11,186,160

Professional Services - 2.2%
Booz Allen Hamilton Holding Corp.	150,350	16,137,066

Semiconductors & Semiconductor Equipment - 2.9%
Monolithic Power Systems, Inc.	30,000	21,337,200

Software - 12.6%
CyberArk Software Ltd. (a)	47,051	19,360,075
Datadog, Inc. - Class A (a)	79,962	11,193,081
Descartes Systems Group, Inc. (a)	203,860	21,560,233
Dynatrace, Inc. (a)	329,120	17,315,003
Fair Isaac Corp. (a)	176	252,863
Guidewire Software, Inc. (a)	100,400	22,712,488
		92,393,743

Technology Hardware, Storage & Peripherals - 2.6%
Pure Storage, Inc. - Class A (a)	313,650	18,668,448

Textiles, Apparel & Luxury Goods - 2.2%
Tapestry, Inc.	152,000	16,420,560

Trading Companies & Distributors - 2.5%
Fastenal Co.	392,100	18,087,573
TOTAL COMMON STOCKS (Cost $535,515,472)		720,251,042

SHORT-TERM INVESTMENTS - 1.6%		Value
Money Market Funds - 1.6%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	11,848,334	11,848,334
TOTAL SHORT-TERM INVESTMENTS (Cost $11,848,334)		11,848,334

TOTAL INVESTMENTS - 100.2% (Cost $547,363,806)		732,099,376
Liabilities in Excess of Other Assets - (0.2)%		(1,559,054)
TOTAL NET ASSETS - 100.0%		$730,540,322
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress Mid Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$720,251,042	$–	$–	$720,251,042
Short-Term Investments	11,848,334	–	–	11,848,334
Total Investments	$732,099,376	$–	$–	$732,099,376

Refer to the Schedule of Investments for further disaggregation of investment categories.